Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Share premium	Receipts on account of warrants	Capital reserve for share- based payments	Capital reserve from transactions with related parties	Capital reserve from transactions with Non- controlling interest	Accumulated loss	Total	Non- controlling interests	Capital reserve from hedging	Total
Balance at Dec. 31, 2022		$ 126,407	$ 28,017	$ 10,164	$ 761	$ (859)	$ (117,573)	$ 46,911	$ 187	$ (6)	$ 47,098
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs		1,045	450					1,495			1,495
ADS issued in connection with the purchase of a subsidiary (see Note 4C)		3,781						3,781			3,781
Share-based payments		1,951		(76)				1,875			1,875
Total transactions with owners of the Company		6,777	450	(76)				7,151			7,151
Loss for the year							(19,880)	(19,880)	(97)		(19,977)
Other comprehensive profit (loss) for the year								25		25	25
Balance at Dec. 31, 2023		133,184	28,467	10,088	761	(859)	(137,453)	34,207	90	19	34,297
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs		5,065		109				5,174			5,174
Warrant inducement transaction		7,378	(7,322)	100				156			156
Share-based payments		2,004		(1,422)				582			582
Total transactions with owners of the Company		14,447	(7,322)	(1,213)				5,912			5,912
Loss for the year							(7,240)	(7,240)	(39)		(7,279)
Other comprehensive profit (loss) for the year								(19)		(19)	(19)
Balance at Dec. 31, 2024		147,631	21,145	8,875	761	(859)	(144,693)	32,860	51		32,911
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs		2,796		135				2,931			2,931
Share-based payments		2,056		(1,747)				309			309
Total transactions with owners of the Company		4,852		(1,612)				3,240			3,240
Loss for the year							(26,386)	(26,386)	(106)		(26,492)
Balance at Dec. 31, 2025		$ 152,483	$ 21,145	$ 7,263	$ 761	$ (859)	$ (171,079)	$ 9,714	$ (55)		$ 9,659